SCHEDULE OF SUBSIDIARIES AND VARIABLE INTEREST ENTITY (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taoping Holdings Limited (THL) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Holdings Limited (THL)
Location	British Virgin Islands
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Taoping Group (China) Ltd. (IST HK) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Group (China) Ltd. (IST HK)
Location	Hong Kong, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Taoping Digital Assets (Asia) Limited (TDAL) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Digital Assets (Asia) Limited (TDAL)
Location	Hong Kong, China
Subsidiaries/VIE	Subsidiary
Percentage owned		100.00%	100.00%
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Digital Assets (Hong Kong) Limited (TDL)
Location	Hong Kong, China
Subsidiaries/VIE	Subsidiary
Percentage owned		100.00%	100.00%
Taoping Capital Limited (TCL) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Capital Limited (TCL)
Location	Hong Kong, China
Subsidiaries/VIE	Subsidiary
Percentage owned		100.00%	100.00%
Alpha Digital Group Ltd. (ADG) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Alpha Digital Group Ltd. (ADG)
Location	Cayman, Island
Subsidiaries/VIE	Subsidiary
Percentage owned			100.00%
Kazakh Taoping Operation Management Co. Ltd. (KTO) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Kazakh Taoping Operation Management Co. Ltd. (KTO)
Location	Kazakhstan
Subsidiaries/VIE	Subsidiary
Percentage owned		100.00%	100.00%
Kazakh Taoping Data Center Co. Ltd. (KTD) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Kazakh Taoping Data Center Co. Ltd. (KTD)
Location	Kazakhstan
Subsidiaries/VIE	Subsidiary
Percentage owned		100.00%	100.00%
Information Security Tech. (China) Co., Ltd. (IST) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Information Security Tech. (China) Co., Ltd. (IST)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
TopCloud Software (China) Co., Ltd. (TopCloud) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	TopCloud Software (China) Co., Ltd. (TopCloud)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Information Security IoT Tech. Co., Ltd. (ISIOT) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Information Security IoT Tech. Co., Ltd. (ISIOT)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	iASPEC Technology Group Co., Ltd. (iASPEC)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned			100.00%
Biznest Internet Tech. Co., Ltd. (Biznest) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Biznest Internet Tech. Co., Ltd. (Biznest)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Taoping New Media Co., Ltd. (TNM) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping New Media Co., Ltd. (TNM)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Shenzhen Taoping Education Technology Co., Ltd. (SZTET) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Shenzhen Taoping Education Technology Co., Ltd. (SZTET)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned			51.00%
Wuhu Taoping Education Technology Co., Ltd. (WHTET) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Wuhu Taoping Education Technology Co., Ltd. (WHTET)
Location	Wuhu, China
Subsidiaries/VIE	Subsidiary
Percentage owned			51.00%
Taoping Digital Tech. Dongguan, (Dongguan) Co., Ltd. (TDTDG) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Digital Tech. (Dongguan) Co., Ltd. (TDTDG)
Location	Dongguan, China
Subsidiaries/VIE	Subsidiary
Percentage owned			100.00%
TopCloud Tech. (Chenzhou) Co., Chenzhou, Ltd. (TCTCZ) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	TopCloud Tech. (Chenzhou) Co., Ltd. (TCTCZ)
Location	Chenzhou, China
Subsidiaries/VIE	Subsidiary
Percentage owned		100.00%	100.00%
Taoping Digital Tech. (Jiangsu) Jiangsu, Co., Ltd. (TDTJS) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)
Location	Jiangsu, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%	100.00%
Zhenjiang Taoping IoT Tech Co Ltd (ZJIOT) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT)
Location	Zhenjiang, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%	100.00%
Taoping EP Holdings Shenzhen Co Ltd TEPH [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping EP Holdings (Shenzhen) Co., Ltd. (TEPH)
Location	Shenzhen, China
Subsidiaries/VIE	Subsidiary
Percentage owned	51.00%
Fujian Taoping Investment Co Ltd FJTI [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Fujian Taoping Investment Co., Ltd. (FJTI)
Location	Fujian, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%
Taoping Guangxi EP Tech Co Ltd TPGXT [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping (Guangxi) EP Tech. Co., Ltd. (TPGXT)
Location	Guangxi, China
Subsidiaries/VIE	Subsidiary
Percentage owned	100.00%
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Entities	Taoping Inc.
Location	British Virgin Islands